Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current
Cash	$ 153,147	$ 1,433,838
Accounts receivable	1,091,304	1,065,411
Prepaid expenses	30,876	134,349
Inventory	3,042,749	3,376,005
Assets held for sale	89,719	0
Total current assets	4,407,795	6,009,603
Property, plant and equipment	2,162,549	3,155,176
Deposit	0	67,181
Intangible assets	1	471,311
TOTAL ASSETS	6,570,345	9,703,271
Current
Accounts payable and accrued liabilities	2,138,658	933,410
Income tax payable	68,024	10,024
Current portion of lease liability	56,997	16,636
RSU liability	18,730	22,953
Total current liabilities	2,282,409	983,023
Long term portion of lease liability	58,906	0
TOTAL LIABILITIES	2,341,315	983,023
Shareholders' Equity
Capital Stock	27,335,459	27,183,439
Reserves Capital Stock	4,799,204	4,820,145
Deficit	(27,905,633)	(23,283,336)
Stockholders' equity	4,229,030	8,720,248
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 6,570,345	$ 9,703,271